Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Jun. 30, 2023 USD ($) security Security	Dec. 31, 2022 USD ($)	Dec. 31, 2022 security	Dec. 31, 2022 Security	Dec. 31, 2021 USD ($) security Security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,175.6	$ 2,321.4			$ 2,014.6
Gross unrealized losses, less than twelve months	(32.5)	(145.4)			(30.9)
Over 12 months, Fair Market Value	2,582.7	1,323.7			72.0
Over 12 months, Gross Unrealized Losses	(288.9)	(193.6)			(3.6)
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,758.3	3,645.1			2,086.6
Total, Gross Unrealized Losses	$ (321.4)	(339.0)			$ (34.5)
Number of Securities | security	1,193		1,166		644
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,163.8	2,269.5			$ 2,010.2
Gross unrealized losses, less than twelve months	(32.5)	(145.0)			(30.9)
Over 12 months, Fair Market Value	2,582.7	1,323.7			72.0
Over 12 months, Gross Unrealized Losses	(288.9)	(193.6)			(3.6)
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	3,746.5	3,593.2			2,082.2
Total, Gross Unrealized Losses	$ (321.4)	(338.6)			$ (34.5)
Number of Securities | Security	1,188			1,165	637
Short-term investments
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 11.8	51.9			$ 4.4
Gross unrealized losses, less than twelve months	0.0	(0.4)			0.0
Over 12 months, Fair Market Value	0.0	0.0			0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	11.8	51.9			4.4
Total, Gross Unrealized Losses	$ 0.0	(0.4)			$ 0.0
Number of Securities	5		1	1	7
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 494.8	741.1			$ 309.1
Gross unrealized losses, less than twelve months	(12.8)	(30.6)			(4.0)
Over 12 months, Fair Market Value	519.1	203.4			29.3
Over 12 months, Gross Unrealized Losses	(38.3)	(20.1)			(1.9)
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	1,013.9	944.5			338.4
Total, Gross Unrealized Losses	$ (51.1)	(50.7)			$ (5.9)
Number of Securities | security	105		118		51
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 7.0	7.1			$ 6.1
Gross unrealized losses, less than twelve months	(0.4)	(0.4)			0.0
Over 12 months, Fair Market Value	1.1	1.7			0.0
Over 12 months, Gross Unrealized Losses	0.0	0.0			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	8.1	8.8			6.1
Total, Gross Unrealized Losses	$ (0.4)	(0.4)			$ 0.0
Number of Securities | security	4		5		5
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 90.9	133.1			$ 29.7
Gross unrealized losses, less than twelve months	(3.7)	(7.1)			(0.5)
Over 12 months, Fair Market Value	58.7	16.4			0.0
Over 12 months, Gross Unrealized Losses	(5.1)	(2.3)			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	149.6	149.5			29.7
Total, Gross Unrealized Losses	$ (8.8)	(9.4)			$ (0.5)
Number of Securities | security	60		59		20
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 467.4	1,104.7			$ 804.6
Gross unrealized losses, less than twelve months	(13.1)	(77.6)			(11.7)
Over 12 months, Fair Market Value	1,254.7	568.2			23.6
Over 12 months, Gross Unrealized Losses	(142.1)	(91.5)			(1.3)
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	1,722.1	1,672.9			828.2
Total, Gross Unrealized Losses	$ (155.2)	(169.1)			$ (13.0)
Number of Securities | security	727		701		400
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 5.2	11.3			$ 114.4
Gross unrealized losses, less than twelve months	0.0	(0.5)			(1.9)
Over 12 months, Fair Market Value	105.7	99.0			0.0
Over 12 months, Gross Unrealized Losses	(8.7)	(8.3)			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	110.9	110.3			114.4
Total, Gross Unrealized Losses	$ (8.7)	(8.8)			$ (1.9)
Number of Securities | security	16		16		10
Non-U.S government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 80.1	63.8			$ 181.8
Gross unrealized losses, less than twelve months	(1.2)	(2.9)			(1.2)
Over 12 months, Fair Market Value	182.2	135.9			3.1
Over 12 months, Gross Unrealized Losses	(10.8)	(8.6)			0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	262.3	199.7			184.9
Total, Gross Unrealized Losses	$ (12.0)	(11.5)			$ (1.2)
Number of Securities | security	61		45		35
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0	5.6
Gross unrealized losses, less than twelve months	0.0	(1.0)
Over 12 months, Fair Market Value	5.6	0.0
Over 12 months, Gross Unrealized Losses	(0.9)	0.0
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	5.6	5.6
Total, Gross Unrealized Losses	$ (0.9)	(1.0)
Number of Securities | security	1		1
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 18.4	202.8			$ 564.5
Gross unrealized losses, less than twelve months	(1.3)	(24.9)			(11.6)
Over 12 months, Fair Market Value	455.6	299.1			16.0
Over 12 months, Gross Unrealized Losses	(83.0)	(62.8)			(0.4)
Debt Securities, Available for Sale, Continuous Loss Position, Fair Market Value	474.0	501.9			580.5
Total, Gross Unrealized Losses	$ (84.3)	$ (87.7)			$ (12.0)
Number of Securities | security	214		220		116